Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Additional Paid-in Capital	Statutory Reserve	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2023		$ 6,485	[1]	$ 5,940	[1]	$ 11,800,472	$ 447,231	$ (150,254)	$ (95,518)	$ 12,014,356
Balance (in Shares) at Dec. 31, 2023	[1]	81,067		74,250
Conversion of Class B ordinary shares into Class A ordinary shares		$ 270	[1]	$ (270)	[1]
Conversion of Class B ordinary shares into Class A ordinary shares (in Shares)	[1]	3,375		(3,375)
Net income (Loss)			[1]		[1]			23,412		23,412
Foreign currency translation gain (loss)			[1]		[1]				16,207	16,207
Balance at Jun. 30, 2024		$ 6,755	[1]	$ 5,670	[1]	11,800,472	447,231	(126,842)	(79,311)	12,053,975
Balance (in Shares) at Jun. 30, 2024	[1]	84,442		70,875
Balance at Dec. 31, 2024		$ 21,629	[1]	$ 5,670	[1]	17,724,592	661,924	391,338	(379,707)	18,425,446
Balance (in Shares) at Dec. 31, 2024	[1]	270,372		70,875
Issuance of the Equity Security Units		$ 16,000	[1]		[1]	6,894,134				6,910,134
Issuance of the Equity Security Units (in Shares)	[1]	200,000
Share issuance for warrants exercised		$ 8,173	[1]		[1]	(8,173)
Share issuance for warrants exercised (in Shares)	[1]	102,164
Net income (Loss)			[1]		[1]			(1,048,793)		(1,048,793)
Foreign currency translation gain (loss)			[1]		[1]				257,368	257,368
Balance at Jun. 30, 2025		$ 45,802	[1]	$ 5,670	[1]	$ 24,610,553	$ 661,924	$ (657,455)	$ (122,339)	$ 24,544,155
Balance (in Shares) at Jun. 30, 2025	[1]	572,536		70,875

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 (see Note 14)